Share-Based Payments - Bud Apac Share-Based Compaensation Program (Detail) shares in Millions, Unit_pure in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares
Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted | shares	0.0	34.3
Fair value of options granted	$ 1	$ 301
Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	$ 9	$ 2
Budweiser APAC [Member] | Long Term Incentive Stock Option Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted	0.0	69.7
Fair value of options granted		$ 52
Budweiser APAC [Member] | Restricted Stock Units [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Number of shares granted | shares	0.0
Share-based compensation grant date fair value		29.7
Share-based compensation grant date fair value		$ 84
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	0.1	0.2
Share-based compensation grant date fair value	$ 1	$ 1
Budweiser APAC [Member] | People bet plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value	0.0	0.6
Share-based compensation grant date fair value		$ 2
Budweiser APAC [Member] | New Restricted Stock Units Plan [member]
Disclosure Of Share Based Compaensation Program [Line Items]
Share-based compensation grant date fair value | shares	0.6	0.0
Share-based compensation grant date fair value	$ 2	$ 0